UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-2901
RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: November 30
Date of reporting period: August 31, 2010

Item 1. Schedule of Investments

Portfolio of Investments
RiverSource Tax-Exempt High Income Fund
Aug. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (96.7%)

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
Alabama (0.4%)
County of Jefferson
Revenue Bonds
Series 2004A
01-01-23	5.250%	$7,500,000	$6,296,850
Selma Industrial Development Board
Revenue Bonds
Gulf Opportunity Zone-International Paper
Series 2010
05-01-34	5.800	3,800,000	4,003,680

Total			10,300,530

Alaska (0.1%)
Alaska Energy Authority
Refunding Revenue Bonds
Bradley Lake
3rd Series 1999 (AGM)
07-01-14	6.000	2,000,000	2,324,260

Arizona (2.5%)
Arizona Health Facilities Authority
Revenue Bonds
Banner Health
Series 2008D
01-01-32	5.375	29,200,000	30,408,588
City of Tucson
Refunding Revenue Bonds
Series 2002 (NPFGC/FGIC)
07-01-13	5.500	2,380,000	2,630,519
07-01-14	5.500	1,500,000	1,653,360
Glendale Industrial Development Authority
Revenue Bonds
Midwestern University
Series 2010
05-15-35	5.000	10,750,000	10,906,198
Maricopa County Industrial Development Authority
Revenue Bonds
Catholic Healthcare West
Series 2004A
07-01-26	5.500	5,000,000	5,192,650
Maricopa County Pollution Control Corp.
Refunding Revenue Bonds
Southern California Education Co.
Series 2000B-RMKT
06-01-35	5.000	7,600,000	7,818,120

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
Scottsdale Industrial Development Authority
Refunding Revenue Bonds
Scottsdale Healthcare
Series 2008A
09-01-30	5.250	1,750,000	1,781,535

Total			60,390,970

Arkansas (0.2%)
County of Washington
Revenue Bonds
Construction Regional Medical Center
Series 2005A
02-01-35	5.000	4,250,000	4,276,563

California (13.0%)
Anaheim Public Financing Authority
Revenue Bonds
Series 2007 (NPFGC)
02-01-33	4.750	6,000,000	6,176,940
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars-Sinai Medical Center
Series 2005
11-15-34	5.000	1,000,000	1,011,340
California Health Facilities Financing Authority
Revenue Bonds
Kaiser Permanente
Series 2006A
04-01-39	5.250	4,500,000	4,558,410
California Health Facilities Financing Authority
Revenue Bonds
Providence Health & Services
Series 2008C
10-01-28	6.250	2,000,000	2,327,620
10-01-38	6.500	8,000,000	9,267,600
California Housing Finance Agency
Revenue Bonds
Home Mortgage
Series 2006H (FGIC) A.M.T.
08-01-30	5.750	5,635,000	5,761,675
California Housing Finance Agency
Revenue Bonds
Home Mortgage
Series 2006K A.M.T.
02-01-42	5.500	8,670,000	8,879,207
California Municipal Finance Authority
Revenue Bonds
Biola University
Series 2008
10-01-34	5.875	4,000,000	4,221,040
California Statewide Communities Development Authority
Revenue Bonds
CHF — Irvine LLC — UCI East Campus
Series 2008
05-15-32	5.750	5,500,000	5,732,099
California Statewide Communities Development Authority
Revenue Bonds
Daughters of Charity Health
Series 2005A
07-01-30	5.250	15,030,000	13,780,556

Issue	Coupon	Principal
description(f,g)	Rate	Amount		Value(a)
California Statewide Communities Development Authority
Revenue Bonds
Kaiser Permanente
Series 2006B
03-01-45	5.250	13,000,000		13,111,150
California Statewide Communities Development Authority
Revenue Bonds
Thomas Jefferson School of Law
Series 2008A
10-01-38	7.250	4,000,000		4,182,200
Chabot-Las Positas Community College District
Unlimited General Obligation Bonds
Capital Appreciation Election of 2004
Zero Coupon
Series 2006B (AMBAC)
08-01-18	4.653	1,500,000	(e)	1,109,580
City of San Jose
Revenue Bonds
Series 2001A (NPFGC/FGIC)
03-01-31	5.000	5,690,000		5,710,882
City of San Jose
Revenue Bonds
Series 2007A (AMBAC) A.M.T.
03-01-15	5.000	3,000,000		3,354,480
03-01-16	5.000	3,000,000		3,372,000
City of Vernon
Revenue Bonds
Series 2009A
08-01-21	5.125	2,500,000		2,697,825
Foothill-De Anza Community College District
Unlimited General Obligation Bonds
Series 2007A (AMBAC)
08-01-27	5.000	1,500,000		1,635,195
Fremont Union High School District
Unlimited General Obligation Bonds
Election of 2008
Series 2008
08-01-30	4.750	3,925,000		4,103,980
Golden State Tobacco Securitization Corp.
Asset-Backed Revenue Bonds
Senior Series 2007A-1
06-01-47	5.125	2,210,000		1,487,838
06-01-47	5.750	4,000,000		2,981,360
Lakeside Union Elementary School District
Unlimited General Obligation Bonds
Series 2009
08-01-33	5.000	5,000,000		5,204,150
Lammersville School District No. 2002 Community Facilities
Special Tax Bonds
Mountain House
Series 2006
09-01-35	5.125	875,000		765,266
Los Angeles Department of Water & Power
Revenue Bonds
Series 2003A (NPFGC/FGIC)
07-01-43	5.000	11,750,000		11,907,333
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2009I
07-01-29	5.000	4,800,000		5,168,784

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
Orange Unified School District No. 2005-2 Community Facilities
Special Tax Bonds
Del Rio School Facilities
Series 2007
09-01-37	5.000	1,000,000	818,970
San Diego Public Facilities Financing Authority
Revenue Bonds
Senior Series 2009A
05-15-34	5.250	4,500,000	4,906,350
San Diego Unified School District
Unlimited General Obligation Bonds
Election of 1998
Series 2002D (FGIC)
07-01-27	5.000	8,000,000	8,591,920
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment
Series 2009D
08-01-31	6.500	500,000	545,510
08-01-39	6.625	1,000,000	1,090,460
San Joaquin Hills Transportation Corridor Agency
Revenue Bonds
Senior Lien
Series 1993
01-01-33	5.000	1,500,000	1,229,355
Simi Valley School Financing Authority
Refunding Revenue Bonds
Unified School District
Series 2007 (AGM)
08-01-23	5.000	1,500,000	1,703,745
State of California
Unlimited General Obligation Bonds
Series 2003
02-01-21	5.000	4,625,000	5,023,906
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2003
11-01-22	5.000	5,000,000	5,417,450
11-01-24	5.125	8,000,000	8,641,280
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2005
06-01-35	4.750	2,500,000	2,460,475
08-01-35	5.000	2,000,000	2,022,480
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2007
06-01-37	5.000	13,145,000	13,331,922
11-01-37	5.000	15,000,000	15,224,550
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
04-01-31	5.750	23,000,000	25,423,740
04-01-38	6.000	17,500,000	19,509,350

Issue	Coupon	Principal
description(f,g)	Rate	Amount		Value(a)
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2010
03-01-30	5.250	3,000,000		3,189,090
State of California
Unlimited General Obligation Refunding Bonds
Series 2007
08-01-30	4.500	18,900,000		18,342,450
State of California
Unlimited General Obligation Refunding Bonds
Various Purpose
Series 2008
04-01-38	5.000	1,015,000		1,026,449
State of California
Unrefunded Unlimited General Obligation Bonds
Series 2004
04-01-29	5.300	6,000		6,192
Turlock Irrigation District
Certificate of Participation
Series 2003A (NPFGC)
01-01-33	5.000	4,450,000		4,487,692
University of California
Revenue Bonds
Series 2009O
05-15-39	5.250	7,700,000		8,496,488
Walnut Energy Center Authority
Revenue Bonds
Series 2004A (AMBAC)
01-01-29	5.000	9,365,000		9,799,911
Yosemite Community College District
Unlimited General Obligation Bonds
Capital Appreciation Election of 2004
Zero Coupon
Series 2010D
08-01-31	6.461	16,480,000	(e)	4,834,408

Total				294,632,653

Colorado (1.4%)
Baptist Road Rural Transportation Authority
Revenue Bonds
Series 2007
12-01-17	4.800	1,000,000		835,040
12-01-22	4.950	2,000,000		1,472,140
12-01-26	5.000	2,000,000		1,361,000
Colorado Health Facilities Authority
Refunding Revenue Bonds
Valley View Hospital Association
Series 2008
05-15-28	5.500	5,745,000		5,937,515
Colorado Health Facilities Authority
Revenue Bonds
Evangelical Lutheran
Series 2005
06-01-23	5.250	1,200,000		1,245,312
Colorado Health Facilities Authority
Revenue Bonds
Evangelical Lutheran
Series 2009A
06-01-38	6.125	2,500,000		2,572,475

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
North Range Metropolitan District No. 1
Prerefunded Limited General Obligation Bonds
Series 2001
12-15-31	7.250	12,070,000	13,089,312
North Range Metropolitan District No. 2
Limited Tax General Obligation Bonds
Series 2007
12-15-27	5.500	2,765,000	2,345,162
12-15-37	5.500	3,100,000	2,464,655

Total			31,322,611

Connecticut (0.1%)
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Yale University
Series 2008Z-3
07-01-42	5.050	3,000,000	3,261,300

District of Columbia (0.2%)
Metropolitan Washington Airports Authority
Refunding Revenue Bonds
Series 2007A (AMBAC) A.M.T.
10-01-22	4.750	4,250,000	4,491,230

Florida (3.2%)
Brevard County Health Facilities Authority
Revenue Bonds
Health First, Inc. Project
Series 2005
04-01-24	5.000	1,800,000	1,837,692
04-01-34	5.000	27,500,000	26,865,850
Florida State Board of Education
Unlimited General Obligation Bonds
Capital Outlay 2008
Series 2009B
06-01-26	5.000	5,525,000	6,282,478
06-01-27	5.000	5,800,000	6,552,376
Florida State Board of Education
Unlimited General Obligation Refunding Bonds
Capital Outlay
Series 2004B
06-01-24	5.000	5,500,000	6,197,455
Highlands County Health Facilities Authority
Prerefunded Revenue Bonds
Adventist Health
Series 2002B
11-15-23	5.250	10,300,000	11,337,004
Highlands County Health Facilities Authority
Prerefunded Revenue Bonds
Adventist Health
Series 2006C
11-15-36	5.250	215,000	262,143
Highlands County Health Facilities Authority
Prerefunded Revenue Bonds
Adventist Health
Series 2006G
11-15-21	5.125	70,000	84,833
11-15-32	5.125	465,000	563,534

Issue	Coupon	Principal
description(f,g)	Rate	Amount		Value(a)
Jacksonville Health Facilities Authority
Revenue Bonds
Brooks Health System
Series 2007
11-01-38	5.250	5,000,000		5,050,150
Sarasota County Health Facilities Authority
Refunding Revenue Bonds
Village on the Isle Project
Series 2007
01-01-14	5.000	1,230,000		1,272,238
Seminole Indian Tribe of Florida
Revenue Bonds
Series 2007A
10-01-27	5.250	3,000,000	(c,d)	2,850,540
Tampa Bay Water Utility System
Improvement Refunding Revenue Bonds
Series 2001A (NPFGC/FGIC)
10-01-12	4.500	5,000,000		5,211,350

Total				74,367,643

Georgia (1.5%)
City of Atlanta
Revenue Bonds
Series 2001A (NPFGC)
11-01-39	5.000	6,050,000		6,076,439
Fulton County Development Authority
Revenue Bonds
Georgia Tech Athletic Association
Series 2001 (AMBAC)
10-01-12	5.500	2,385,000		2,547,299
Fulton County Development Authority
Revenue Bonds
Georgia Tech Foundation Funding
Series 2002A
11-01-13	5.250	1,105,000		1,185,908
Gainesville & Hall County Hospital Authority
Revenue Bonds
Northeast Georgia Health Care
Series 2010A
02-15-45	5.500	25,000,000		25,386,000

Total				35,195,646

Hawaii (1.1%)
Hawaii Pacific Health
Revenue Bonds
Series 2010A
07-01-40	5.500	5,075,000		5,086,063
Hawaii Pacific Health
Revenue Bonds
Series 2010B
07-01-30	5.625	950,000		977,750
07-01-40	5.750	1,270,000		1,299,566
Hawaii State Department of Budget & Finance
Refunding Revenue Bonds
Electric Co. & Subsidiary Project
Series 2003B (XLCA) A.M.T.
12-01-22	5.000	12,500,000		12,638,250

Issue	Coupon	Principal
description(f,g)	Rate	Amount		Value(a)
Hawaii State Department of Budget & Finance
Revenue Bonds
15 Craigside Project
Series 2009A
11-15-29	8.750	1,000,000		1,169,020
11-15-44	9.000	3,000,000		3,479,070

Total				24,649,719

Idaho (0.3%)
Idaho Health Facilities Authority
Revenue Bonds
Trinity Health Group
Series 2008B
12-01-33	6.250	6,000,000		6,752,100

Illinois (7.7%)
City of Chicago
Unlimited General Obligation Refunding Bonds
Capital Appreciation
Zero Coupon
Series 2009C
01-01-23	5.104	4,900,000	(e)	2,868,117
01-01-25	5.381	2,000,000	(e)	1,036,320
01-01-27	5.586	3,000,000	(e)	1,380,270
Illinois Finance Authority
Refunding Revenue Bonds
Commonwealth Edison Co.
Series 1994 (AMBAC/TCRS)
01-15-14	5.850	4,500,000		5,020,155
Illinois Finance Authority
Refunding Revenue Bonds
Swedish Covenant
Series 2010A
08-15-38	6.000	8,580,000		8,835,341
Illinois Finance Authority
Revenue Bonds
Central Dupage Health
Series 2009
11-01-39	5.250	4,000,000		4,171,120
Illinois Finance Authority
Revenue Bonds
Northwest Community Hospital
Series 2008A
07-01-33	5.375	4,000,000		4,243,560
Illinois Finance Authority
Revenue Bonds
Northwestern Memorial Hospital
Series 2009A
08-15-30	5.750	2,000,000		2,218,340
Illinois Finance Authority
Revenue Bonds
Northwestern Memorial Hospital
Series 2009B
08-15-30	5.750	10,000,000		11,091,700
Illinois Finance Authority
Revenue Bonds
Riverside Health System
Series 2009
11-15-35	6.250	4,000,000		4,306,840

Issue	Coupon	Principal
description(f,g)	Rate	Amount		Value(a)
Illinois Finance Authority
Revenue Bonds
Rush University Medical Center
Series 2009C
11-01-39	6.625	7,250,000		8,032,130
Illinois Finance Authority
Revenue Bonds
Sedgebrook, Inc. Facility
Series 2007A
11-15-11	5.500	1,000,000	(b,l,m)	252,000
Illinois Finance Authority
Revenue Bonds
Sherman Health System
Series 2007A
08-01-37	5.500	14,000,000		13,485,780
Illinois Finance Authority
Revenue Bonds
Silver Cross & Medical Centers
Series 2009
08-15-38	6.875	31,300,000		34,033,428
Illinois Finance Authority
Revenue Bonds
South Suburban
Series 1992 Escrowed to Maturity
02-15-18	7.000	2,775,000		3,359,998
Illinois Finance Authority
Subordinated Revenue Bonds
Regency
Zero Coupon
Series 1990-RMKT Escrowed to Maturity
04-15-20	7.750	68,000,000	(e)	51,331,159
Metropolitan Pier & Exposition Authority
Revenue Bonds
McCormick Place Expansion
Series 2002A (NPFGC)
06-15-42	5.250	13,400,000		13,593,094
Village of Gilberts
Prerefunded Special Tax Bonds
Big Timber Project
Series 2001
03-01-30	7.875	3,407,000		3,602,357
Will County Community Unit School District No. 365 - Valley View
Unlimited General Obligation Bonds
Zero Coupon
Series 1997B Escrowed to Maturity (AGM)
11-01-16	4.600	3,165,000	(e)	2,797,417

Total				175,659,126

Indiana (1.4%)
Indiana Finance Authority
Refunding Revenue Bonds
Clarian Health Obligation Group
Series 2006B
02-15-33	5.000	5,950,000		5,958,270
Indiana Finance Authority
Refunding Revenue Bonds
Sisters of St. Francis Health
Series 2008
11-01-32	5.375	4,000,000		4,247,960

Issue	Coupon	Principal
description(f,g)	Rate	Amount		Value(a)
Indiana Finance Authority
Revenue Bonds
Clarian Health Obligation
Series 2006A
02-15-36	5.000	4,375,000		4,362,400
Indiana Finance Authority
Revenue Bonds
Parkview Health System
Series 2009A
05-01-31	5.750	3,500,000		3,710,315
Indiana Finance Authority
Revenue Bonds
State Revolving Fund Program
Series 2006A
02-01-25	5.000	8,000,000		8,911,760
Indiana Housing & Community Development Authority
Revenue Bonds
Series 2001B-3 (GNMA/FNMA) A.M.T.
07-01-33	5.550	670,000		671,729
Indiana Housing & Community Development Authority
Revenue Bonds
Series 2002A (GNMA/FNMA) A.M.T.
01-01-33	5.450	80,000		80,539
Vigo County Hospital Authority
Revenue Bonds
Union Hospital, Inc.
Series 2007
09-01-37	5.700	3,950,000	(d)	3,732,158

Total				31,675,131

Iowa (0.5%)
Iowa Finance Authority
Refunding Revenue Bonds
Correctional Facility Program
Series 2002 (NPFGC)
06-15-13	5.375	6,000,000		6,780,420
Iowa Finance Authority
Revenue Bonds
Mortgage-Backed Securities Program
Series 2001C (GNMA/FNMA) A.M.T.
07-01-33	5.500	5,440,000		5,453,165

Total				12,233,585

Kansas (0.5%)
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Capital Appreciation Sales Tax Subordinated Lien
Zero Coupon
Series 2010
06-01-21	6.095	17,875,000	(e)	10,328,354

Kentucky (3.1%)
County of Ohio
Refunding Revenue Bonds
Big Rivers Electric Corp. Project
Series 2010A
07-15-31	6.000	11,000,000		11,447,920

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Medical Health
Series 2010B
03-01-40	6.375	5,800,000	6,214,642
Kentucky Economic Development Finance Authority
Revenue Bonds
Kings Daughters Medical
Series 2010
02-01-40	5.000	12,650,000	12,887,314
Kentucky Economic Development Finance Authority
Revenue Bonds
Louisville Arena
Subordinated Series 2008A-1
12-01-33	6.000	3,200,000	3,517,472
Kentucky Economic Development Finance Authority
Revenue Bonds
Owensboro Medical Health System
Series 2010A
03-01-45	6.500	9,975,000	10,711,155
Louisville/Jefferson County Metropolitan Government
Revenue Bonds
Jewish Hospital St. Mary’s Healthcare
Series 2008
02-01-27	5.750	24,000,000	25,623,599

Total			70,402,102

Louisiana (4.0%)
Louisiana State Citizens Property Insurance Corp.
Revenue Bonds
Series 2006B (AMBAC)
06-01-16	5.000	9,500,000	10,401,075
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01-01-40	6.500	15,750,000	16,833,443
Parish of St. John the Baptist
Revenue Bonds
Marathon Oil Corp.
Series 2007A
06-01-37	5.125	5,850,000	5,829,232
Tobacco Settlement Financing Corp.
Asset-Backed Revenue Bonds
Series 2001B
05-15-30	5.500	27,505,000	27,677,456
05-15-39	5.875	31,270,000	31,354,742

Total			92,095,948

Maine (0.1%)
Maine State Housing Authority
Revenue Bonds
Series 2003A-2 A.M.T.
11-15-32	5.000	3,000,000	3,011,460

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
Maryland (0.7%)
City of Brunswick
Special Tax Bonds
Brunswick Crossing Special Taxing
Series 2006
07-01-36	5.500	6,893,000	5,081,037
Maryland Economic Development Corp.
Revenue Bonds
University of Maryland College Park Projects
Series 2008
06-01-33	5.750	1,600,000	1,648,816
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Anne Arundel Health System
Series 2009A
07-01-39	6.750	5,000,000	5,796,350
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Washington County Hospital
Series 2008
01-01-33	5.750	3,495,000	3,587,128

Total			16,113,331

Massachusetts (5.4%)
Boston Water & Sewer Commission
Revenue Bonds
Senior Series 2004A
11-01-22	5.000	5,435,000	6,148,724
Commonwealth of Massachusetts
Limited General Obligation Refunding Bonds
Series 2004B
08-01-22	5.250	500,000	628,180
08-01-28	5.250	3,000,000	3,749,250
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC/FGIC)
01-01-27	5.500	4,500,000	5,418,225
01-01-28	5.500	7,500,000	9,022,350
Massachusetts Bay Transportation Authority
Revenue Bonds
Senior Series 2005A
07-01-30	5.000	1,450,000	1,719,961
07-01-31	5.000	3,000,000	3,529,110
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Bard College at Simon’s Rock
Series 2007
08-01-36	4.700	500,000	474,010
Massachusetts Development Finance Agency
Revenue Bonds
Adventcare Project
Series 2007A
10-15-28	6.650	5,000,000	4,789,700
Massachusetts Development Finance Agency
Revenue Bonds
Boston University
Series 1999P
05-15-59	6.000	2,325,000	2,762,681
Massachusetts Development Finance Agency
Revenue Bonds
Devens Electric System
Series 2001
12-01-30	6.000	1,000,000	1,024,510

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
Massachusetts Development Finance Agency
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2007A
11-15-11	5.125	1,100,000	1,103,839
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Covenant Health Systems
Series 2007B
07-01-31	5.000	3,235,000	3,243,088
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Fisher College
Series 2007A
04-01-37	5.125	500,000	456,405
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Harvard University
Series 2002FF
07-15-37	5.125	4,800,000	4,931,280
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Massachusetts Institute of Technology
Series 2004M
07-01-25	5.250	500,000	640,810
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Massachusetts Institute of Technology
Series 2008A
07-01-38	5.000	14,000,000	15,256,919
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Massachusetts Institute of Technology
Series 2009O
07-01-26	5.000	11,500,000	13,285,605
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical
Series 2007E
07-15-22	5.000	1,250,000	1,211,725
07-15-27	5.000	5,500,000	4,980,635
07-15-32	5.000	4,720,000	4,143,688
07-15-37	5.000	500,000	426,570
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Springfield College
Series 2010
10-15-40	5.625	4,500,000	4,723,920
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Williams College
Series 2003H
07-01-33	5.000	1,000,000	1,035,700
Massachusetts Housing Finance Agency
Revenue Bonds
Series 2007D A.M.T.
06-01-40	4.850	750,000	730,470

Issue	Coupon	Principal
description(f,g)	Rate	Amount		Value(a)
Massachusetts Housing Finance Agency
Revenue Bonds
Single Family
Series 2006-122 A.M.T.
12-01-31	4.850	5,140,000		5,119,389
Massachusetts School Building Authority
Revenue Bonds
Series 2007A (AMBAC)
08-15-32	4.750	5,000,000		5,275,350
Massachusetts State Water Pollution Abatement
Unrefunded Revenue Bonds
Pool Program
Series 2004-10
08-01-34	5.000	145,000		152,457
Massachusetts Water Resources Authority
Refunding Revenue Bonds
Series 2005A (NPFGC)
08-01-22	5.000	500,000		575,095
Massachusetts Water Resources Authority
Revenue Bonds
Series 1992A Escrowed to Maturity
07-15-19	6.500	3,500,000		4,322,290
Massachusetts Water Resources Authority
Revenue Bonds
Series 1992A Escrowed to Maturity (FGIC)
07-15-19	6.500	2,000,000		2,457,660
Massachusetts Water Resources Authority
Revenue Bonds
Series 2004D (NPFGC)
08-01-27	4.750	10,000,000		10,397,000

Total				123,736,596

Michigan (2.0%)
Anchor Bay School District
Unlimited General Obligation Bonds
School Building & Site
Series 2003 (Qualified School Bond Loan Fund)
05-01-29	5.000	1,000,000		1,065,250
City of Detroit
Revenue Bonds
Senior Lien
Series 2003A (NPFGC)
07-01-34	5.000	1,375,000		1,379,950
City of Jackson
Limited General Obligation Bonds
Capital Appreciation
Downtown Development
Zero Coupon
Series 2001 (AGM)
06-01-21	5.580	1,450,000	(e)	1,015,812
County of Wayne
Revenue Bonds
Detroit Metropolitan Airport
Series 1998B (NPFGC)
12-01-11	5.250	4,040,000		4,070,421
Goodrich Area School District
Unrefunded Unlimited General Obligation Bonds
Series 2003B (Qualified School Bond Loan Fund)
05-01-27	5.000	495,000		540,253

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
Grand Traverse Academy
Refunding Revenue Bonds
Series 2007
11-01-17	5.000	390,000	383,296
11-01-22	5.000	750,000	689,475
11-01-32	4.750	1,170,000	938,200
Howell Public Schools
Unlimited General Obligation Bonds
School Building & Site
Series 2003 (Qualified School Bond Loan Fund)
05-01-29	5.000	3,855,000	3,901,992
Lawton Community Schools
Unrefunded Unlimited General Obligation Bonds
Series 2001 (Qualified School Bond Loan Fund)
05-01-31	5.000	200,000	201,860
Michigan Higher Education Facilities Authority
Limited Obligation Refunding Revenue Bonds
Kalamazoo College Project
Series 2007
12-01-33	5.000	250,000	257,190
Michigan Higher Education Student Loan Authority
Revenue Bonds
Series 2006 XVII-Q (AMBAC) A.M.T.
03-01-26	4.950	200,000	199,828
03-01-31	5.000	7,850,000	7,810,122
Michigan Municipal Bond Authority
Revenue Bonds
School District City of Detroit
Series 2005 (AGM)
06-01-19	5.000	3,500,000	3,865,680
Michigan Municipal Bond Authority
Revenue Bonds
State Clean Water Revolving Fund
Series 2006
10-01-27	5.000	390,000	441,554
Michigan State Housing Development Authority
Revenue Bonds
Series 2007A A.M.T.
12-01-28	5.500	3,275,000	3,432,495
Michigan Strategic Fund
Revenue Bonds
Republic Services
Series 2001 A.M.T.
08-01-31	4.250	1,885,000	1,917,856
Pinconning Area Schools
Unlimited General Obligation Bonds
School Building & Site
Series 2007 (AGM) (Qualified School Bond Loan Fund)
05-01-37	4.750	250,000	254,270
Roseville Community Schools
Unlimited General Obligation Refunding Bonds
School Building & Site
Series 2006 (AGM) (Qualified School Bond Loan Fund)
05-01-23	5.000	3,100,000	3,382,441
Troy School District
Unlimited General Obligation Bonds
School Building & Site
Series 2006 (NPFGC) (Qualified School Board Loan Fund)
05-01-24	5.000	5,000,000	5,444,700

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
Wayne County Airport Authority
Revenue Bonds
Detroit Metropolitan Airport
Series 2005 (NPFGC) A.M.T.
12-01-19	4.750	3,750,000	3,806,663
Williamston Community School District
Unlimited General Obligation Bonds
Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05-01-25	5.500	1,000,000	1,198,900

Total			46,198,208

Minnesota (6.5%)
City of Maple Grove
Revenue Bonds
Maple Grove Hospital Corp.
Series 2007
05-01-37	5.250	1,145,000	1,158,385
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2008A
11-15-32	6.750	7,500,000	8,635,350
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07-01-39	5.750	3,325,000	3,403,271
City of St. Louis Park
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07-01-23	5.500	26,775,000	28,478,960
07-01-30	5.750	3,200,000	3,332,704
County of Meeker
Revenue Bonds
Memorial Hospital Project
Series 2007
11-01-37	5.750	1,750,000	1,757,998
Duluth Independent School District No. 709
Certificate of Participation
Series 2008B (School District Credit Enhancement Program)
02-01-26	4.750	4,040,000	4,479,875
Edina Independent School District No. 273
Unlimited General Obligation Bonds
Series 2004
02-01-22	4.250	2,700,000	2,799,657
Minnesota Higher Education Facilities Authority
Revenue Bonds
Bethel University
6th Series 2007R
05-01-37	5.500	10,725,000	10,765,648
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03-01-35	6.350	4,000,000	4,137,120
03-01-40	6.500	2,800,000	2,929,136

Issue	Coupon	Principal
description(f,g)	Rate	Amount		Value(a)
Southern Minnesota Municipal Power Agency
Revenue Bonds
Capital Appreciation
Zero Coupon
Series 1994A (NPFGC)
01-01-22	6.021	27,500,000	(e)	18,662,600
01-01-23	6.802	26,500,000	(e)	17,107,605
01-01-25	6.750	17,500,000	(e)	10,173,975
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Healtheast Project
Series 2005
11-15-25	6.000	3,500,000		3,535,385
11-15-30	6.000	10,000,000		9,929,500
11-15-35	6.000	11,500,000		11,107,964
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05-15-36	5.250	4,550,000		4,442,984
St. Paul Port Authority
Revenue Bonds
Office Building at Cedar Street
Series 2003-12
12-01-23	5.000	2,540,000		2,744,724

Total				149,582,841

Mississippi (0.6%)
Harrison County Wastewater Management District
Refunding Revenue Bonds
Wastewater Treatment Facility
Series 1986 Escrowed to Maturity
02-01-15	5.000	4,250,000		4,801,268
Mississippi Business Finance Corp.
Revenue Bonds
Series 2009A
05-01-24	4.700	5,390,000		5,538,009
05-01-37	5.000	2,900,000		2,944,660

Total				13,283,937

Missouri (1.5%)
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11-01-25	6.000	3,000,000		3,087,030
City of St. Louis
Revenue Bonds
Lambert-St. Louis International
Series 2009A-1
07-01-34	6.625	3,650,000		3,976,529
County of Boone
Revenue Bonds
Boone Hospital Center
Series 2008
08-01-38	5.375	6,660,000		6,821,305
Kirkwood Industrial Development Authority
Revenue Bonds
Aberdeen Heights
Series 2010A
05-15-39	8.250	12,000,000		12,635,880

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
Missouri Joint Municipal Electric Utility Commission
Revenue Bonds
Plum Point Project
Series 2006 (NPFGC)
01-01-20	5.000	1,500,000	1,589,055
Missouri State Health & Educational Facilities Authority
Revenue Bonds
Coxhealth
Series 2008
11-15-33	5.500	6,000,000	6,244,500

Total			34,354,299

Nebraska (1.1%)
Madison County Hospital Authority No. 1
Revenue Bonds
Faith Regional Health Services Project
Series 2008A-1
07-01-33	6.000	11,500,000	12,461,745
Nebraska Elementary & Secondary School Finance Authority
Revenue Bonds
Boys Town Project
Series 2008
09-01-28	4.750	8,800,000	9,322,192
Omaha Public Power District
Revenue Bonds
Series 1986A Escrowed to Maturity
02-01-15	6.000	1,370,000	1,570,116
University of Nebraska
Revenue Bonds
Lincoln Student Fees & Facilities
Series 2009A
07-01-39	5.250	1,400,000	1,538,516

Total			24,892,569

Nevada (3.1%)
City of Henderson
Special Assessment Bonds
Series 2006T-18
09-01-35	5.300	10,695,000	5,246,967
Clark County Water Reclamation District
Limited General Obligation Bonds
Series 2009A
07-01-34	5.250	25,850,000	28,253,274
County of Clark
Revenue Bonds
Las Vegas-McCarran International Airport
Series 2010A
07-01-34	5.125	14,500,000	15,138,580
County of Clark
Revenue Bonds
Southwest Gas Corp. Project
Series 2005A (AMBAC) A.M.T.
10-01-35	4.850	5,000,000	4,535,150
Las Vegas Valley Water District
Limited General Obligation Bonds
Water Improvement
Series 2006A (AGM)
06-01-24	5.000	4,095,000	4,465,638

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
Truckee Meadows Water Authority
Refunding Revenue Bonds
Series 2006 (AGM)
07-01-32	4.750	14,200,000	14,533,132

Total			72,172,741

New Hampshire (0.9%)
New Hampshire Business Finance Authority
Revenue Bonds
Elliot Hospital Obligation Group
Series 2009A
10-01-39	6.125	9,500,000	9,891,970
New Hampshire Business Finance Authority
Revenue Bonds
Public Service Co. of New Hampshire Project
Series 2006B (NPFGC) A.M.T.
05-01-21	4.750	4,500,000	4,545,315
New Hampshire Health & Education Facilities Authority
Revenue Bonds
Dartmouth-Hitchcock
Series 2009
08-01-38	6.000	5,500,000	5,978,115

Total			20,415,400

New Jersey (1.2%)
New Jersey Economic Development Authority
Revenue Bonds
MSU Student Housing Project — Provident
Series 2010
06-01-31	5.750	3,400,000	3,570,476
New Jersey Economic Development Authority
Revenue Bonds
United Water, Inc.
Series 1996C-RMKT (AMBAC) A.M.T.
11-01-25	4.875	7,000,000	7,098,280
Tobacco Settlement Financing Corp.
Prerefunded Asset-Backed Revenue Bonds
Series 2002
06-01-37	6.000	12,770,000	14,021,205
University of Medicine & Dentistry of New Jersey
Revenue Bonds
Series 2002A (AMBAC)
12-01-12	5.250	1,705,000	1,832,517

Total			26,522,478

New Mexico (0.4%)
New Mexico Hospital Equipment Loan Council
Revenue Bonds
Presbyterian Healthcare Services
Series 2008A
08-01-32	6.375	8,650,000	9,830,812

New York (7.7%)
Brooklyn Arena Local Development Corp.
Revenue Bonds
Barclays Center Project
Series 2009
07-15-30	6.000	5,000,000	5,244,250

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
City of New York
Prerefunded Unlimited General Obligation Bonds
Series 2003J
06-01-28	5.250	6,235,000	7,060,639
City of New York
Unlimited General Obligation Bonds
Series 2002E (NPFGC)
08-01-15	5.625	2,000,000	2,168,640
City of New York
Unlimited General Obligation Bonds
Series 2004E (AGM)
11-01-22	5.000	1,750,000	1,972,285
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2002A
11-15-32	5.750	5,855,000	6,255,247
Metropolitan Transportation Authority
Revenue Bonds
Series 2002A (AGM)
11-15-26	5.500	2,000,000	2,150,640
Metropolitan Transportation Authority
Revenue Bonds
Series 2009B
11-15-34	5.000	1,000,000	1,077,120
New York City Housing Development Corp.
Revenue Bonds
Capital Funding Program
New York City Housing Authority Program
Series 2005A (NPFGC/FGIC)
07-01-25	5.000	300,000	323,016
New York City Industrial Development Agency
Revenue Bonds
Queens Baseball Stadium Pilot
Series 2006 (AMBAC)
01-01-24	5.000	3,000,000	3,045,330
New York City Industrial Development Agency
Revenue Bonds
Terminal One Group Association Project
Series 2005 A.M.T.
01-01-21	5.500	6,940,000	7,336,066
01-01-24	5.500	5,500,000	5,723,465
New York City Municipal Water Finance Authority
Revenue Bonds
Fiscal 2009
Series 2008A
06-15-40	5.750	1,500,000	1,727,160
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2008DD
06-15-38	4.500	3,500,000	3,554,985
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Series 2003D
02-01-31	5.000	4,000,000	4,248,560
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Series 2004C
02-01-33	5.000	4,255,000	4,503,620

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
New York Mortgage Agency
Revenue Bonds
Series 2002-101 A.M.T.
04-01-32	5.400	12,800,000	12,871,551
New York Mortgage Agency
Revenue Bonds
Series 2007-140 A.M.T.
10-01-21	4.600	3,625,000	3,701,270
New York Mortgage Agency
Revenue Bonds
Series 2007-143 A.M.T.
10-01-27	4.850	1,605,000	1,605,835
New York State Dormitory Authority
Revenue Bonds
Columbia University
Series 2007C
07-01-29	5.000	2,500,000	2,780,625
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System
2nd General
Series 1993A
07-01-18	5.750	5,500,000	6,476,305
New York State Dormitory Authority
Revenue Bonds
Education
Series 2005F
03-15-23	5.000	4,935,000	5,547,533
New York State Dormitory Authority
Revenue Bonds
New York University Hospital Center
Series 2007B
07-01-24	5.250	420,000	444,402
New York State Dormitory Authority
Revenue Bonds
Orange Regional Medical Center
Series 2008
12-01-29	6.125	2,250,000	2,320,965
New York State Dormitory Authority
Revenue Bonds
State University Educational Facilities
Series 1993A
05-15-13	5.500	24,530,000	26,711,699
New York State Environmental Facilities Corp.
Revenue Bonds
Revolving Funds
New York City Municipal Water Project
Series 2002B
06-15-31	5.000	9,000,000	9,233,190
New York State Environmental Facilities Corp.
Revenue Bonds
Revolving Funds
New York City Municipal Water Project
Series 2002K
06-15-28	5.000	9,000,000	9,518,940

Issue	Coupon	Principal
description(f,g)	Rate	Amount		Value(a)
New York State Housing Finance Agency
Refunding Revenue Bonds
State University Construction
Series 1986A Escrowed to Maturity
05-01-13	6.500	3,500,000		3,862,390
New York State Thruway Authority
Revenue Bonds
Series 2005G (AGM)
01-01-24	5.000	4,000,000		4,347,920
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 146th
Series 2006 (AGM) A.M.T.
12-01-23	4.500	7,500,000		7,730,250
Seneca Nation Indians Capital Improvements Authority
Revenue Bonds
Series 2007A
12-01-16	5.250	2,450,000	(c,d)	2,260,738
12-01-23	5.000	3,000,000	(c,d)	2,490,390
Tobacco Settlement Financing Corp.
Asset-Backed Revenue Bonds
Series 2003A-1
06-01-19	5.500	5,000,000		5,509,200
Triborough Bridge & Tunnel Authority
Revenue Bonds
Series 2008C
11-15-38	5.000	3,750,000		4,012,613
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09-15-37	6.000	2,000,000		1,699,140
09-15-42	6.000	7,000,000		5,878,460

Total				175,394,439

North Carolina (1.1%)
City of Charlotte
Revenue Bonds
Water & Sewer
Series 2008
07-01-26	5.000	8,450,000		9,672,377
North Carolina Eastern Municipal Power Agency
Prerefunded Revenue Bonds
Series 1986A Escrowed to Maturity
01-01-17	5.000	3,870,000		4,613,156
North Carolina Eastern Municipal Power Agency
Prerefunded Revenue Bonds
Series 1988A
01-01-26	6.000	1,940,000		2,581,539
North Carolina Housing Finance Agency
Revenue Bonds
Series 2006A-26 A.M.T.
01-01-38	5.500	2,580,000		2,746,178
North Carolina Medical Care Commission
Revenue Bonds
1st Mortgage Deerfield
Series 2008A
11-01-33	6.000	4,060,000		4,140,916
Raleigh Durham Airport Authority
Prerefunded Revenue Bonds
Series 2001A (NPFGC/FGIC)
11-01-11	5.000	1,900,000		1,979,002

Total				25,733,168

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
North Dakota (0.3%)
County of Ward
Revenue Bonds
Trinity Obligated Group
Series 2006
07-01-25	5.125	3,250,000	3,218,150
07-01-29	5.125	2,650,000	2,579,590

Total			5,797,740

Ohio (2.6%)
Akron University
Revenue Bonds
Series 2003A (AMBAC)
01-01-22	5.000	1,000,000	1,038,290
Buckeye Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo Revenue Bonds
Series 2007A-2
06-01-47	5.875	24,420,000	17,746,746
City of Cleveland
Limited General Obligation Refunding Bonds
Series 2005 (AMBAC)
10-01-23	5.500	500,000	621,710
City of Columbus
Revenue Bonds
Series 2008A
06-01-31	4.750	10,000,000	10,583,500
Cleveland State University
Revenue Bonds
Series 2003A (NPFGC/FGIC)
06-01-15	5.000	1,000,000	1,081,190
Cleveland State University
Revenue Bonds
Series 2004 (NPFGC/FGIC)
06-01-24	5.250	500,000	545,085
County of Miami
Improvement Refunding Revenue Bonds
Upper Valley Medical Center
Series 2006
05-15-26	5.250	1,915,000	1,968,582
Franklin County Convention Facilities Authority
Refunding Tax & Lease Revenue Anticipation Bonds
Series 2007
12-01-25	5.000	500,000	567,140
Miami University
Refunding Revenue Bonds
Series 2005 (AMBAC)
09-01-23	4.750	500,000	533,475
Ohio Higher Educational Facility Commission
Revenue Bonds
University Hospital Health Systems
Series 2009A
01-15-39	6.750	7,700,000	8,304,142
Ohio Housing Finance Agency
Revenue Bonds
Residential Mortgage-Backed Securities
Series 2006A (GNMA) A.M.T.
09-01-26	4.750	3,435,000	3,483,124
09-01-36	4.900	3,180,000	3,201,338

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
Ohio Municipal Electric Generation Agency
Refunding Revenue Bonds
Joint Venture 5
Series 2004 (AMBAC)
02-15-24	4.750	7,980,000	8,155,720
Port of Greater Cincinnati Development Authority
Revenue Bonds
Sisters of Mercy
Series 2006
10-01-25	5.000	1,000,000	991,080
State of Ohio
Revenue Bonds
Case Western Reserve University Project
Series 2006 (NPFGC)
12-01-21	5.250	250,000	307,715

Total			59,128,837

Oklahoma (0.3%)
Cleveland County Justice Authority
Revenue Bonds
Detention Facilities Project
Series 2009B
03-01-29	5.750	5,685,000	6,050,261
Oklahoma Municipal Power Authority
Prerefunded Revenue Bonds
Series 2001A (AGM)
01-01-13	5.000	1,020,000	1,036,024

Total			7,086,285

Oregon (0.5%)
Oregon Health & Science University
Revenue Bonds
Series 2009A
07-01-39	5.750	6,500,000	6,964,035
Port of Portland
Refunding Revenue Bonds
Portland International Airport
Series 2001D (NPFGC/FGIC) A.M.T.
07-01-11	5.250	3,335,000	3,453,559

Total			10,417,594

Pennsylvania (1.6%)
Allegheny County Hospital Development Authority
Revenue Bonds
University of Pittsburgh Medical Center
Series 2009
08-15-39	5.625	7,200,000	7,558,560
Butler County Hospital Authority
Revenue Bonds
Butler Health Systems Project
Series 2009
07-01-39	7.250	7,000,000	8,091,300
Delaware River Port Authority
Refunding Revenue Bonds
Port District Project
Series 2001A (AGM)
01-01-12	5.250	3,130,000	3,329,913

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
Montgomery County Industrial Development Authority
Revenue Bonds
Acts Retirement — Life Communities
Series 1998
11-15-28	5.250	7,500,000	7,500,750
Northampton County General Purpose Authority
Revenue Bonds
Saint Luke’s Hospital Project
Series 2008A
08-15-28	5.375	4,000,000	4,145,160
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Edinboro University Foundation
Series 2010
07-01-43	6.000	2,575,000	2,671,563
Pennsylvania State University
Refunding Revenue Bonds
Series 2002
08-15-16	5.250	1,000,000	1,214,470
Philadelphia Municipal Authority
Revenue Bonds
Lease
Series 2009
04-01-34	6.500	2,300,000	2,536,578

Total			37,048,294

Puerto Rico (1.0%)(c)
Commonwealth of Puerto Rico
Unlimited General Obligation Public Improvement Bonds
Series 2003A
07-01-24	5.250	1,000,000	1,028,520
Puerto Rico Electric Power Authority
Revenue Bonds
Series 2010XX
07-01-40	5.250	10,500,000	10,983,525
Puerto Rico Highway & Transportation Authority
Revenue Bonds
Series 2005K
07-01-20	5.000	11,130,000	11,606,698
Puerto Rico Public Buildings Authority
Prerefunded Revenue Bonds
Government Facilities
Series 2004I
07-01-33	5.250	130,000	151,688

Total			23,770,431

Rhode Island (0.3%)
Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Homeownership Opportunity
Series 2006-51A
04-01-33	4.850	1,340,000	1,350,894
Rhode Island Student Loan Authority
Revenue Bonds
Series 2007-2 (AMBAC) A.M.T.
12-01-37	4.850	6,000,000	5,336,040

Total			6,686,934

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
South Carolina (1.3%)
Charleston Educational Excellence Finance Corp.
Revenue Bonds
Charleston County School District
Series 2005
12-01-30	5.250	5,500,000	5,916,680
City of Myrtle Beach
Tax Allocation Bonds
Myrtle Beach Air Force Base
Series 2006A
10-01-26	5.250	2,000,000	1,463,620
Lexington County Health Services District, Inc.
Prerefunded Revenue Bonds
Series 2004
05-01-32	5.500	4,685,000	5,503,751
South Carolina Educational Facilities Authority
Revenue Bonds
Wofford College Project
Series 2008
04-01-38	4.750	4,000,000	4,086,000
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Woodlands at Furman Project
Series 2007A
11-15-37	6.000	4,200,000	3,152,142
South Carolina State Public Service Authority
Revenue Bonds
Santee Cooper
Series 2008A
01-01-38	5.500	7,595,000	8,480,729
Tobacco Settlement Revenue Management Authority
Revenue Bonds
Series 2001B
05-15-22	6.000	1,985,000	2,055,567

Total			30,658,489

South Dakota (0.4%)
State of South Dakota
Revenue Bonds
Series 1993A (AGM)
09-01-17	6.700	7,260,000	8,817,415

Texas (3.4%)
Bexar County Health Facilities Development Corp.
Revenue Bonds
Army Retirement Residence Project
Series 2010
07-01-45	6.200	3,800,000	3,946,946
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese
Series 2005B
04-01-45	6.125	1,900,000	1,956,050
City of Austin
Refunding Revenue Bonds
Series 2008A
11-15-35	5.250	8,000,000	8,537,360

Issue	Coupon	Principal
description(f,g)	Rate	Amount		Value(a)
College Station Independent School District
Unlimited General Obligation Bonds
School Building
Series 2007 (Permanent School Fund Guarantee)
08-15-26	5.000	4,585,000	(k)	5,215,346
Corpus Christi Business & Job Development Corp.
Improvement Refunding Revenue Bonds
Arena Project
Series 2002 (AMBAC)
09-01-25	5.000	3,550,000		3,677,871
Fort Bend Independent School District
Unlimited General Obligation Refunding Bonds
School Building
Series 2008 (Permanent School Fund Guarantee)
08-15-34	4.750	5,600,000		5,926,704
Fort Bend Independent School District
Unlimited General Obligation Refunding Bonds
Series 2004A (Permanent School Fund Guarantee)
08-15-26	5.250	4,000,000		4,452,320
Fort Worth Independent School District
Unlimited General Obligation Bonds
Series 2008 (Permanent School Fund Guarantee)
02-15-27	5.000	4,865,000		5,458,822
Harris County Health Facilities Development Corp.
Refunding Revenue Bonds
Memorial Hermann Healthcare System
Series 2008B
12-01-35	7.250	8,800,000		10,195,152
State of Texas
Unlimited General Obligation Bonds
Transportation Commission Mobility Fund
Series 2007
04-01-34	4.750	6,545,000		6,845,743
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Air Force Village Obligation Group
Series 2007
05-15-27	5.125	2,000,000		1,899,700
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Stayton at Museum Way
Series 2009A
11-15-44	8.250	12,000,000		12,182,760
Texas A&M University
Revenue Bonds
Financing System
Series 2009A
05-15-27	5.000	3,925,000		4,470,732
Travis County Health Facilities Development Corp.
Revenue Bonds
Querencia Barton Creek Project
Series 2005
11-15-25	5.500	1,000,000		936,280
Wylie Independent School District
Unlimited General Obligation Refunding Bonds
Zero Coupon
Series 2001 (Permanent School Fund Guarantee)
08-15-12	4.800	3,385,000	(e)	3,336,459

Total				79,038,245

Issue	Coupon	Principal
description(f,g)	Rate	Amount		Value(a)
Utah (0.2%)
City of Eagle Mountain
Special Assessment Bonds
Special Improvement District No. 2000-1
Series 2006
02-01-21	8.250	2,832,000		2,888,328
Utah Housing Corp.
Revenue Bonds
Series 2003A-1 A.M.T.
07-01-24	5.125	1,290,000		1,318,509

Total				4,206,837

Virginia (1.9%)
City of Hampton
Revenue Bonds
Series 2002 (AMBAC)
01-15-28	5.125	5,350,000		5,501,780
Tobacco Settlement Financing Corp.
Asset-Backed Revenue Bonds
Series 2005
06-01-26	5.500	5,200,000		5,881,304
Tobacco Settlement Financing Corp.
Prerefunded Asset-Backed Revenue Bonds
Series 2005
06-01-37	5.625	5,500,000		6,614,684
University of Virginia
Revenue Bonds
Series 2008
06-01-40	5.000	23,000,000		25,029,750

Total				43,027,518

Washington (4.7%)
Energy Northwest
Revenue Bonds
Linked Pars & Inflos
Series 1993 Escrowed to Maturity (AGM)
07-01-11	5.750	4,200,000	(j)	4,358,256
NJB Properties
Revenue Bonds
King County Washington Project
Series 2006A
12-01-25	5.000	6,445,000		7,058,886
12-01-26	5.000	7,290,000		7,932,832
12-01-27	5.000	3,660,000		3,959,205
Ocean Shores Local Improvement District
Special Assessment Bonds
B.A.N. No. 2007-1
Series 2008
08-01-11	5.000	7,270,000		7,395,335
Skagit County Public Hospital District No. 1
Revenue Bonds
Skagit Valley Hospital
Series 2005
12-01-30	5.500	1,235,000		1,246,078

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
Skagit County Public Hospital District No. 1
Revenue Bonds
Skagit Valley Hospital
Series 2007
12-01-28	5.750	1,500,000	1,545,510
12-01-32	5.750	2,000,000	2,037,740
Snohomish County Public Utility District No. 1
Refunding Revenue Bonds
Generation System
Series 1986A Escrowed to Maturity
01-01-20	5.000	17,750,000	21,838,002
Spokane Public Facilities District
Revenue Bonds
Series 2003 (NPFGC)
12-01-28	5.750	3,195,000	3,370,565
State of Washington
Unlimited General Obligation Bonds
Various Purpose
Series 2008A
07-01-27	5.000	9,730,000	10,977,775
Washington Health Care Facilities Authority
Revenue Bonds
Swedish Health Services
Series 2009A
11-15-33	6.500	11,800,000	12,513,191
Washington Higher Education Facilities Authority
Refunding Revenue Bonds
Whitworth University Project
Series 2009
10-01-40	5.625	3,635,000	3,729,655
Washington State Housing Finance Commission
Revenue Bonds
Single Family Program
Series 2007-3A (GNMA/FNMA/FHLMC) A.M.T.
12-01-38	4.900	5,470,000	5,504,735
Washington State Housing Finance Commission
Revenue Bonds
Skyline At First Hill Project
Series 2007A
01-01-27	5.625	2,500,000	1,815,200
01-01-38	5.625	18,950,000	12,468,153

Total			107,751,118

West Virginia (0.1%)
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Amos
Series 2010A
12-01-38	5.375	3,050,000	3,113,623

Wisconsin (4.6%)
Badger Tobacco Asset Securitization Corp.
Asset-Backed Revenue Bonds
Series 2002
06-01-27	6.125	6,920,000	7,421,216
State of Wisconsin
Revenue Bonds
Series 2009A
05-01-33	5.750	12,000,000	13,647,000

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Wheaton Healthcare
Series 2006B
08-15-24	5.125	15,910,000	15,994,641
08-15-25	5.125	15,500,000	15,509,765
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04-15-39	5.625	4,725,000	4,933,420
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Medical College Wisconsin
Series 2008A
12-01-35	5.250	14,400,000	14,639,760
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
ProHealth Care, Inc. Obligation Group
Series 2009
02-15-39	6.625	18,425,000	20,414,899
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Riverview Hospital Association
Series 2008
04-01-33	5.750	6,000,000	6,242,460
04-01-38	5.750	4,000,000	4,136,240
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
St. John’s Community, Inc.
Series 2009A
09-15-29	7.250	1,000,000	1,045,440
09-15-39	7.625	1,000,000	1,059,970

Total			105,044,811

Total Municipal Bonds
(Cost: $2,046,327,513)			$2,217,195,921

Municipal Bonds Held in Trust (3.7%)(i)

Issue	Coupon	Principal
description(f,g)	rate	amount		Value(a)
Arkansas (0.1%)
Arkansas State Development Finance Authority
Revenue Bonds
Mortgage-Backed Securities Program
Series 2001I (GNMA/FNMA) A.M.T.
07-01-33	5.300%	$1,820,000	(d)	$1,889,926

District of Columbia (0.2%)
Metropolitan Washington D.C. Airports Authority
Revenue Bonds
Series 2001A (NPFGC) A.M.T.
10-01-27	5.500	5,000,000	(d)	5,222,200

Massachusetts (0.8%)
Massachusetts State Health & Educational Facilities Authority
Revenue Bonds
Harvard University
Series 2009A
11-15-16	5.500	16,000,000	(d)	18,692,640

Issue	Coupon	Principal
description(f,g)	rate	amount		Value(a)
Missouri (1.1%)
Missouri State Health & Educational Facilities Authority
Revenue Bonds
Washington University
Series 2009A
05-15-17	5.000	23,000,000	(d)	25,370,150

North Carolina (1.0%)
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Duke University Project
Series 2009B
04-01-17	5.000	16,000,000	(d)	17,333,600
North Carolina Housing Finance Agency
Revenue Bonds
Home Ownership
Series 2002-13A A.M.T.
01-01-34	5.350	6,125,000	(d)	6,150,854

Total				23,484,454

Texas (0.5%)
Texas State Department of Housing & Community Affairs
Revenue Bonds
Mortgage
Series 2002A (NPFGC) A.M.T.
03-01-34	5.550	5,480,000	(d)	5,534,740
Texas State Department of Housing & Community Affairs
Revenue Bonds
Mortgage
Series 2002B (NPFGC) A.M.T.
09-01-33	5.550	4,840,000	(d)	4,890,046

Total				10,424,786

Total Municipal Bonds Held in Trust
(Cost: $81,838,468)				$85,084,156

Municipal Notes (0.6%)

		Amount
Issue	Effective	payable at
description(f,g,h)	yield	maturity	Value(a)
California (0.1%)
Irvine Ranch Water District
Unlimited General Obligation Bonds
Improvement District
V.R.D.N. Series 2009B (Bank of America)
10-01-41	0.120%	$2,450,000	$2,450,000

Kansas (0.1%)
City of Wichita
Revenue Bonds
Christian Health
V.R.D.N. Series 2009-IIIB1 (JPMorgan Chase & Co)
11-15-39	0.230	3,000,000	3,000,000

South Carolina (0.1%)
South Carolina Educational Facilities Authority
Revenue Bonds
Furman University
V.R.D.N. Series 2006B (Wells Fargo Bank)
10-01-39	0.250	1,300,000	1,300,000

		Amount
Issue	Effective	payable at
description(f,g,h)	yield	maturity	Value(a)
Texas (0.3%)
West Side Calhoun County Navigation District
Revenue Bonds
BP Chemicals, Inc. Project
V.R.D.N. Series 2000 A.M.T.
10-01-30	0.820	8,000,000	8,000,000

Total Municipal Notes
(Cost: $14,750,000)			$14,750,000

Money Market Fund (—%)

	Shares		Value(a)
JPMorgan Tax-Free Money Market Fund, 0.030%	293,876	(n)	$293,876

Total Money Market Fund (Cost: $293,876)			$293,876

Total Investments in Securities (Cost: $2,143,209,857)(o)			$2,317,323,953

Investments in Derivatives
Futures Contracts Outstanding at Aug. 31, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Treasury Note, 5-year	(453)	$(54,844,850)	Oct. 2010	$(2,071,655)
U.S. Treasury Note, 10-year	(578)	(73,117,000)	Sept. 2010	(4,057,403)

Total				$(6,129,058)

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated May 31, 2010.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	The fund may invest in debt obligations issued by or on behalf of territories and possessions of the United States and sovereign nations within the borders of the United States. These securities amounted to 1.37% of net assets at Aug. 31, 2010.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2010, the value of these securities amounted to $96,417,982 or 4.21% of net assets.

(e)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

ACA	—	ACA Financial Guaranty Corporation

AGM	—	Assured Guaranty Municipal Corporation

AMBAC	—	Ambac Assurance Corporation

BHAC	—	Berkshire Hathaway Assurance Corporation

BIG	—	Bond Investors Guarantee

BNY	—	Bank of New York

CGIC	—	Capital Guaranty Insurance Company

CIFG	—	IXIS Financial Guaranty

FGIC	—	Financial Guaranty Insurance Company

FHA	—	Federal Housing Authority

FHLMC	—	Federal Home Loan Mortgage Corporation

FNMA	—	Federal National Mortgage Association

GNMA	—	Government National Mortgage Association

MGIC	—	Mortgage Guaranty Insurance Corporation

NPFGC	—	National Public Finance Guarantee Corporation

TCRS	—	Transferable Custodial Receipts

XLCA	—	XL Capital Assurance
(g)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At Aug. 31, 2010, the value of securities subject to alternative minimum tax represented 7.96% of net assets.

B.A.N.	—	Bond Anticipation Note

C.P.	—	Commercial Paper

R.A.N.	—	Revenue Anticipation Note

T.A.N.	—	Tax Anticipation Note

T.R.A.N.	—	Tax & Revenue Anticipation Note

V.R.	—	Variable Rate

V.R.D.B.	—	Variable Rate Demand Bond

V.R.D.N.	—	Variable Rate Demand Note
(h)	The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2010.

(i)	Municipal Bonds Held in Trust — The Fund enters into transactions (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Investment in Securities.

(j)	This security may be separated into floating and inverse floating rate securities which may be traded separately. Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates.

(k)	At Aug. 31, 2010, investments in securities included securities valued at $1,810,305 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(l)	This position is in bankruptcy.

(m)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Aug. 31, 2010 was $252,000 representing 0.01% of net assets. Information concerning such security holdings at Aug. 31, 2010 was as follows:

	Acquisition
Security	dates	Cost

Illinois Finance Authority
Revenue Bonds Sedgebrook, Inc. Facility Series 2007A 5.500% 2011	08-09-07	$1,003,551
(n)	The rate shown is the seven-day current annualized yield at Aug. 31, 2010.

(o)	At Aug. 31, 2010, the cost of securities for federal income tax purposes was approximately $2,088,405,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$197,022,000
Unrealized depreciation	(22,908,000)

Net unrealized appreciation	$174,114,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Aug. 31, 2010:

	Fair value at Aug. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Municipal Bonds	$—	$2,217,195,921	$—	$2,217,195,921
Municipal Bonds Held in Trust	—	85,084,156	—	85,084,156

Total Bonds	—	2,302,280,077	—	2,302,280,077

Other
Municipal Notes	—	14,750,000	—	14,750,000
Unaffiliated Money Market Fund(c)	293,876	—	—	293,876

Total Other	293,876	14,750,000	—	15,043,876

Investments in Securities	293,876	2,317,030,077	—	2,317,323,953
Other Financial Instruments(d)	—	(6,129,058)	—	(6,129,058)

Total	$293,876	$2,310,901,019	$—	$2,311,194,895

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Aug. 31, 2010.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Tax-Exempt Income Series, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date   October 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date  October 28, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date   October 28, 2010